THE ADVISORS' INNER CIRCLE FUND II

                REAVES UTILITIES AND ENERGY INFRASTRUCTURE FUND
                                  (THE "FUND")

                         SUPPLEMENT DATED MARCH 2, 2017
                                     TO THE
                       PROSPECTUS DATED NOVEMBER, 28 2016
                               (THE "PROSPECTUS")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED
   IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective immediately, the "Average Annual Total Returns for Periods Ended December 31, 2015" section of the Prospectus is hereby deleted and replaced with the following:

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2015

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     SINCE
                                                                                                                   INCEPTION
INSTITUTIONAL CLASS SHARES                                             1 YEAR         5 YEARS        10 YEARS      (12/22/04)
------------------------------------------------------------------------------------------------------------------------------------
FUND RETURNS BEFORE TAXES                                              (5.66)%         8.31%           5.88%          6.77%
------------------------------------------------------------------------------------------------------------------------------------
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS                              (6.58)%         7.23%           4.45%          5.36%
------------------------------------------------------------------------------------------------------------------------------------
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND                          (3.05)%         6.39%           4.56%          5.35%
SALE OF FUND SHARES
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)       1.38%         12.57%           7.31%          7.09%
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 UTILITIES INDEX (REFLECTS NO DEDUCTION                         (4.85)%        11.03%           7.41%          8.15%
FOR FEES, EXPENSES OR TAXES)*
------------------------------------------------------------------------------------------------------------------------------------
S&P GLOBAL INFRASTRUCTURE INDEX (REFLECTS NO                          (11.46)%         4.78%             --**           --**
DEDUCTION FOR FEES, EXPENSES OR TAXES)*
------------------------------------------------------------------------------------------------------------------------------------

* As of November 28, 2016, the Fund's comparative sector benchmark changed from the S&P 500 Utilities Index to the S&P Global Infrastructure Index, because the S&P Global Infrastructure Index better reflects the investment strategies of the Fund.

** The S&P Global Infrastructure Index launched on February 22, 2007. Therefore, performance data cannot be provided for periods prior to February 22, 2007.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                WHR-SK-013-0100.